SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Transaction costs	1,646,673		1,646,673		1,646,673
Unrecognized tax benefits	0		0		0	0
Unrecognized tax benefits accrued for interest and penalties	0		0		0	$ 0
Federal depositary insurance coverage	$ 250,000		$ 250,000		$ 250,000
Effective tax rate	29.85%	0.00%	64.52%	0.00%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%